Insurance - Additional Information (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Oct. 31, 2025
Insurance contracts issued
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	$ 63	$ 18
Contractual service margin	1,653		$ 1,528
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	$ 345		$ 312